SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Equipment, Declining Method Annual Rates [Table Text Block]
Furniture and equipment	20%
Computer equipment	30%
Vehicles	30%
Mining equipment	20%

Schedule of Fair Value of Financial Assets And Liabilities [Table Text Block]
			Significant
		Quoted Prices	Other	Significant
		in Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2012	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and cash equivalents	$2,308,916	$2,308,916	$—	$—
Restricted cash	220,961	220,961
Marketable securities	$260,434	$260,434	$—	$—
Total	$2,790,311	$2,790,311	$—	$—